Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES
TOTAL REVENUES		$ 2,309,218	$ 2,489,995	$ 1,671,117
COST OF REVENUES		691,984	547,630	352,962
GROSS PROFIT		1,617,234	1,942,365	1,318,155
OPERATING EXPENSES
Selling and marketing expenses		645,687
Staff costs and employee benefits		298,081	227,042	228,893
Rental and office expenses		107,176	109,947	55,823
Legal and professional fees		623,739	374,594	61,818
Depreciation		28,996	28,900	27,618
Provision of expected credit losses		311,539	13,864
Others		58,646	4,581	5,042
TOTAL OPERATING EXPENSES		2,073,864	758,928	379,194
INCOME (LOSS) FROM OPERATIONS		(456,630)	1,183,437	938,961
OTHER INCOME (EXPENSE)
Interest income		1,826	748	346
Interest expense		(17,111)	(17,383)	(14,463)
Investment (loss) gain		532	337	(693)
Government subsidies		17,090	1,533	13,792
Foreign exchange		(30,813)
Other income (expense)		362	(33)	13
TOTAL OTHER EXPENSE, NET		(28,114)	(14,798)	(1,005)
INCOME (LOSS) BEFORE INCOME TAX		(484,744)	1,168,639	937,956
INCOME TAX (EXPENSES) CREDIT		53,200	(231,030)	(157,308)
NET INCOME		(431,544)	937,609	780,648
OTHER COMPREHENSIVE INCOME
Total foreign currency translation adjustment		7,818	3,542	1,727
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (423,726)	$ 941,151	$ 782,375
EARNINGS (LOSS) PER SHARE
Basic (in Dollars per share)	[1]	$ (0.021)	$ 0.047	$ 0.039
Diluted (in Dollars per share)	[1]	$ (0.021)	$ 0.047	$ 0.039
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	20,304,754	20,000,000	20,000,000
Diluted (in Shares)	[1]	20,304,754	20,000,000	20,000,000
Customized Software Solutions
REVENUES
TOTAL REVENUES		$ 1,119,210	$ 1,813,678	$ 841,511
White Label Software
REVENUES
TOTAL REVENUES		748,770	382,527	766,211
Subscription Services
REVENUES
TOTAL REVENUES		$ 441,238	$ 293,790	$ 63,395

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).